Acquisition and Disposal (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Jun. 23, 2025	Jun. 03, 2025 shares	May 27, 2025 USD ($) shares	May 21, 2025	Oct. 31, 2024 shares	Dec. 31, 2023 shares	Mar. 31, 2023	Nov. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥) ¥ / shares		Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 $ / shares	[1]	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Acquisition and Disposal [Line Items]
Divested entities (in Dollars) | $								$ 140,000
shares received (in Shares)								69,995,661
Sales consideration (in Yuan Renminbi) | ¥									¥ 1,000,000
Aggregate consideration (in Dollars) | $			$ 106,937
Lock up period									5 years		5 years
Cash consideration									¥ 1,866			¥ 20,000					¥ 30,240	$ 3,000
Consideration of shares (in Shares)									1,766		1,766
Gain on disposal of business in subsidiary (in Yuan Renminbi)									¥ 897,398		$ 125,272
Aggregate ordinary share (in Shares)		5,000,000,000			5,000,000,000				44,810		44,810
Reverse stock split of acquiree, description				1-for-400
Acquisition related costs (in Yuan Renminbi) | ¥									¥ 1,369
Percentage of equity interests disposed							100.00%
BGM Group Ltd [Member]
Acquisition and Disposal [Line Items]
Equity interest								72.00%	0.80%
Gain on disposal (in Yuan Renminbi) | ¥									¥ 894,052
Transferred of shares (in Shares)			53,466,331
AIFU [Member]
Acquisition and Disposal [Line Items]
Equity interest									8.30%
Transferred of shares (in Shares)									16,596,473		16,596,473
Gain on disposal of business in subsidiary (in Yuan Renminbi) | ¥									¥ 2,033
Equity interests percentage						50.10%
Reverse stock split of acquiree, description	1-for-90			1-for-400
Dianlian [Member]
Acquisition and Disposal [Line Items]
Equity interest									100.00%
Blueplus [Member]
Acquisition and Disposal [Line Items]
Equity interest									100.00%
Acquisition of AIFU [Member]
Acquisition and Disposal [Line Items]
Equity interest						50.00%
Aggregate ordinary share (in Shares)						568,226,628
Discontinued Operations [Member]
Acquisition and Disposal [Line Items]
Gain on disposal of business in subsidiary (in Yuan Renminbi) | ¥												¥ 13,737
Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Ordinary shares per value (in Dollars per share) | (per share)								$ 2	¥ 0.09	[1]		¥ 0.09	[1]		$ 0.09
Aggregate ordinary share (in Shares)		4,000,000,000			4,000,000,000	3,156,814			9,295,383		9,295,383
Class A Ordinary Shares [Member] | BGM Group Ltd [Member]
Acquisition and Disposal [Line Items]
Equity interest								3.40%
Class A Ordinary Shares [Member] | Acquisition of AIFU [Member]
Acquisition and Disposal [Line Items]
Aggregate ordinary share (in Shares)						1,420,567
Common Stock [Member]
Acquisition and Disposal [Line Items]
Aggregate ordinary share (in Shares)						284,113,314
Technology Co., Ltd [Member]
Acquisition and Disposal [Line Items]
Gain on disposal (in Yuan Renminbi) | ¥									¥ 1,313

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025